BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying unaudited consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and with the instructions to Rule 8-03 of Regulation S-X. Accordingly, they do not include all the information and notes for complete financial statements. In the opinion of management, all adjustments (consistent of normal recurring accruals and adjustments) considered necessary for a fair presentation of the consolidated financial statements have been included. Results for the interim periods should not be considered indicative of results to be expected for a full year. Reference should be made to the consolidated financial statements and related notes thereto contained in our Form 10-K for the year ended December 31, 2023.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and the regulations of the United States Securities and Exchange Commission.

Principles of Consolidation and Basis of Accounting

Principles of Consolidation and Basis of Accounting

The consolidated financial statements include the accounts of Titan Environmental Solutions Inc. and its wholly-owned subsidiaries. All material inter-company accounts and transactions have been eliminated. The Company’s policy is to prepare its consolidated financial statements on the accrual basis of accounting, whereby revenue is recognized when earned and expenses are recognized when incurred.

Principles of Consolidation and Basis of Accounting

The consolidated financial statements include the accounts of Titan Environmental Solutions Inc and its wholly owned subsidiaries. All material inter-company accounts and transactions have been eliminated. The Company’s policy is to prepare its consolidated financial statements on the accrual basis of accounting, whereby revenue is recognized when earned and expenses are recognized when incurred.

Accounting Estimates

Accounting Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect certain reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Accounting Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect certain reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Business Combinations

Business Combinations

Under the guidance enumerated in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 805, if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets, the set is not considered a business and is accounted for as an asset acquisition at which point, the acquirer measures the assets acquired based on their cost, which is allocated on a relative fair value basis.

Business combinations are accounted for utilizing the fair value of consideration determined by the Company’s management and external specialists. The Company recognizes estimated fair values of the tangible and intangible assets acquired and liabilities assumed as of the acquisition date. Goodwill is recognized as any excess in fair value over the net value of assets acquired and liabilities assumed.

Business Combinations

Under the guidance enumerated in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 805, if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets, the set is not considered a business and is accounted for as an asset acquisition at which point, the acquirer measures the assets acquired based on their cost, which is allocated on a relative fair value basis.

Business combinations are accounted for utilizing the fair value of consideration determined by the Company’s management and external specialists. The Company recognizes estimated fair values of the tangible and intangible assets acquired and liabilities assumed as of the acquisition date. Goodwill is recognized as any excess in fair value over the net value of assets acquired and liabilities assumed.

Cash

Cash

The Company considers all highly-liquid money market funds and certificates of deposit with original maturities of less than three months to be cash equivalents. The Company maintains its cash balances with various banks. The balances are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250,000. The Company monitors the cash balances held in its bank accounts, and as of June 30, 2024 and December 31, 2023, did not have any concerns regarding cash balances which exceeded the insured amounts.

Cash

The Company considers all highly-liquid money market funds and certificates of deposit with original maturities of less than three months to be cash equivalents. The Company maintains its cash balances with various banks. The balances are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250,000. The Company monitors the cash balances held in its bank accounts, and as of December 31, 2023 and 2022, did not have any concerns regarding cash balances which exceeded the insured amounts.

Accounts Receivable, net

Accounts Receivable, net

Accounts receivables are recorded at the amount the Company expects to collect on the balance outstanding at period-end. Management closely monitors outstanding balances during the year and allocates an allowance account if appropriate. The Company estimates and records a provision for its expected credit losses related to its financial instruments, including its trade receivables and contract assets. The Company considers historical collection rates, the current financial status of its customers, macroeconomic factors, and other industry-specific factors when evaluating for current expected credit losses. Forward-looking information is also considered in the evaluation of current expected credit losses. However, because of the short time to the expected receipt of accounts receivable, the Company believes that the carrying value, net of expected losses, approximates fair value and therefore, relies more on historical and current analysis of such financial instruments.

As of June 30, 2024 and December 31, 2023, the Company allocated $35,252 and $43,016, respectively, to the allowance for credit loss. The Company writes off bad debts as they occur during the year. Accounts receivable at December 31, 2022 was $517,583.

Accounts Receivable, net

Accounts receivables are recorded at the amount the Company expects to collect on the balance outstanding at year-end. Management closely monitors outstanding balances during the year and allocates an allowance account if appropriate. The Company estimates and records a provision for its expected credit losses related to its financial instruments, including its trade receivables and contract assets. The Company considers historical collection rates, the current financial status of its customers, macroeconomic factors, and other industry-specific factors when evaluating for current expected credit losses. Forward-looking information is also considered in the evaluation of current expected credit losses. However, because of the short time to the expected receipt of accounts receivable, the Company believes that the carrying value, net of expected losses, approximates fair value and therefore, relies more on historical and current analysis of such financial instruments.

As of December 31, 2023 and 2022, the Company allocated $43,016 and $77,690, respectively to the allowance for credit loss. The Company writes off bad debts as they occur during the year. As of January 1, 2022, the Company had accounts receivable, net of $413,723.

Inventory

Inventory

Inventories primarily consist of parts for our digester business purchased for resale. Inventory is stated at the lower of cost (first-in, first-out) or net realizable value. Management reviews the age of inventories for obsolescence and determined that a reserve for obsolescence was not required as of June 30, 2024 and December 31, 2023.

Inventory

Inventories primarily consist of parts for our digester business purchased for resale. Inventory is stated at the lower of cost (first-in, first-out) or net realizable value. Management reviews the age of inventories for obsolescence and determined that a reserve for obsolescence was not required as of December 31, 2023.

Property and Equipment, net

Property and Equipment, net

Property and equipment is stated at cost. Depreciation is computed primarily using the straight-line method over the estimated useful lives of the assets. Expenditures for repairs and maintenance are charged to expense as incurred. For assets sold or otherwise disposed of, the cost and related accumulated depreciation are removed from the accounts, and any related gain or loss is reflected in the condensed consolidated statement of operations or the period in which the disposal occurred. The Company computes depreciation utilizing estimated useful lives, as stated below:

Property and Equipment, net Categories	Estimated Useful Life
Tractors and trailers	15 Years
Containers	25 Years
Equipment	10 Years
Leasehold improvements	5 Years

Management regularly reviews property and equipment for possible impairment. This review occurs annually or more frequently if events or changes in circumstances indicate the carrying amount of the asset may not be recoverable. Based on management’s assessment, there were no indicators of impairment of the Company’s property and equipment as of June 30, 2024 and December 31, 2023, respectively.

Property and Equipment, net

Property and equipment is stated at cost. Depreciation is computed primarily using the straight-line method over the estimated useful lives of the assets. Expenditures for repairs and maintenance are charged to expense as incurred. For assets sold or otherwise disposed of, the cost and related accumulated depreciation are removed from the accounts, and any related gain or loss is reflected in the condensed consolidated statement of operations or the period in which the disposal occurred. The Company computes depreciation utilizing estimated useful lives, as stated below:

Property and Equipment, net Categories	Estimated Useful Life
Tractors and trailers	15 Years
Containers	25 Years
Equipment	10 Years
Leasehold improvements	5 Years

Management regularly reviews property and equipment for possible impairment. This review occurs annually or more frequently if events or changes in circumstances indicate the carrying amount of the asset may not be recoverable. Based on management’s assessment, there were no indicators of impairment of the Company’s property and equipment as of December 31, 2023 and 2022, respectively.

Finite Long-lived Intangible Assets, Net

Finite Long-lived Intangible Assets, Net

Finite long-lived intangible assets are recorded at their estimated fair value at the date of acquisition. Finite long-lived intangible assets are amortized on a straight-line basis over their estimated useful lives. Management annually evaluates the estimated remaining useful lives of the finite intangible assets to determine whether events or changes in circumstances warrant a revision to the remaining period of amortization. The Company recognized finite intangible intellectual property, noncompete agreement, customer list, and tradename assets from its reverse acquisition with Titan Trucking (Note 3 – Business Combinations).

Finite long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be fully recoverable. An impairment loss is recognized if the sum of the expected long-term undiscounted cash flows the asset is expected to generate is less than its carrying amount. Any write-downs are treated as permanent reductions in the carrying amount of the respective asset. Management assessed and concluded that no impairment write-down would be necessary for finite long-lived intangible assets as of June 30, 2024 and December 31, 2023.

The Company amortizes these intangible assets on a straight-line basis over their estimated useful lives, as stated below:

Finite Long-lived Intangible Assets Categories	Estimated Useful Life
Customer Lists	10 Years
Intellectual Property	10 Years
Noncompete agreement	5 Years
Tradenames	10 Years

Goodwill

Goodwill

Goodwill represents the excess of the acquisition price of a business over the fair value of identified net assets of that business. Goodwill has an indefinite lifespan and is not amortized. The Company evaluates goodwill for impairment at least annually and record an impairment charge when the carrying amount of a reporting unit with goodwill exceeds the fair value of the reporting unit. The Company has two reporting units, Trucking and Digester.

The Company assesses qualitative factors to determine if it is necessary to conduct a quantitative goodwill impairment test. If deemed necessary, a quantitative assessment of the reporting unit’s fair value is conducted and compared to its carrying value in order to determine the impairment charge.

Goodwill

Goodwill represents the excess of the acquisition price of a business over the fair value of identified net assets of that business. Goodwill has an indefinite lifespan and is not amortized. The Company evaluates goodwill for impairment at least annually and record an impairment charge when the carrying amount of a reporting unit with goodwill exceeds the fair value of the reporting unit. The Company has two reporting units, Trucking and Digester.

The Company assesses qualitative factors to determine if it is necessary to conduct a quantitative goodwill impairment test. If deemed necessary, a quantitative assessment of the reporting unit’s fair value is conducted and compared to its carrying value in order to determine the impairment charge. Due to the reverse acquisition with Titan Trucking, the Company recognized goodwill of $26,880,916 for the Digester reporting unit on the consolidated balance sheet (Note 3 - Business Combinations). As a result of the financial performance of our Digester Segment, the Company concluded it was more likely than not that the fair value of the reporting unit was less than its carrying amount as of June 30, 2023. Therefore, the Company performed an impairment assessment of the goodwill.

The fair value of the Digester reporting unit was estimated using an income approach and included assumptions related to estimates of future revenue and operating expenses, long-term growth rates, a technology obsolescence rate, and a discount rate. The quantitative impairment test indicated a fair value of the reporting unit that was lower than its carrying value, and as a result, the goodwill was impaired with an impairment expense of $20,364,001 during the year ended December 31, 2023 (Note 6 - Goodwill).

Leases

Leases

The Company assesses whether a contract is or contains a lease at inception of the contract and recognizes right-of-use assets (“ROU”) and corresponding lease liabilities at the lease commencement date. The lease term is used to calculate the lease liability, which includes options to extend or terminate the lease when it is reasonably certain that the option will be exercised. The leases the Company currently holds do not have implicit borrowing rates, therefore the Company utilizes its incremental borrowing rate to measure the ROU assets and liabilities. Operating lease expense is generally recognized on a straight-line basis over the lease term. All leases that have lease terms of one year or less are considered short-term leases, and therefore are not recorded through a ROU asset or liability.

Leases

The Company assesses whether a contract is or contains a lease at inception of the contract and recognizes right-of-use assets (“ROU”) and corresponding lease liabilities at the lease commencement date. The lease term is used to calculate the lease liability, which includes options to extend or terminate the lease when it is reasonably certain that the option will be exercised. The leases the Company currently holds do not have implicit borrowing rates, therefore the Company utilizes its incremental borrowing rate to measure the ROU assets and liabilities. Operating lease expense is generally recognized on a straight-line basis over the lease term. All leases that have lease terms of one year or less are considered short-term leases, and therefore are not recorded through a ROU asset or liability. The Company has elected to apply the practical expedient to not separate the lease and non-lease components of a contract.

Loan Origination Fees

Loan Origination Fees

Loan origination fees represent loan fees, inclusive of original issue discounts, relating to convertible note payables and note payables granted to the Company. The Company amortizes loan origination fees over the life of the note (Note 9 – Notes Payable and Note 10 – Convertible Notes Payable). Amortization expense of loan issuance fees for the six months ended June 30, 2024 and 2023 was $532,991 and $70,997, respectively. The net amounts of $2,976,000 and $434,542 were netted against the outstanding notes payable and convertible notes payable as of June 30, 2024 and December 31, 2023, respectively.

Loan Origination Fees

Loan origination fees represent loan fees, inclusive of original issue discounts, relating to convertible note payables and note payables granted to the Company. The Company amortizes loan origination fees over the life of the note (Note 9 – Notes Payable and Note 10 – Convertible Notes Payable). Amortization expense of loan issuance fees for the years ended December 31, 2023 and 2022 was $385,002 and $6,663, respectively. The net amounts of $434,542 and $93,745 were netted against the outstanding notes payable as of December 31, 2023 and 2022, respectively.

Fair Value Measurements

Fair Value Measurements

ASC 820 “Fair Value Measurements” defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosure about fair value measurements.

The following provides an analysis of financial instruments that are measured subsequent to initial recognition at fair value, grouped into Levels 1 to 3 based on the degree to which fair value is observable:

Level 1- fair value measurements are those derived from quoted prices (unadjusted in active markets for identical assets or liabilities);

Level 2- fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices); and

Level 3- fair value measurements are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs).

Financial instruments classified as Level 1 quoted prices in active markets include cash.

These consolidated financial instruments are measured using management’s best estimate of fair value, where the inputs into the determination of fair value require significant management judgment to estimation. Valuations based on unobservable inputs are highly subjective and require significant judgments. Changes in such judgments could have a material impact on fair value estimates.

In addition, since estimates are as of a specific point in time, they are susceptible to material near-term changes. Changes in economic conditions may also dramatically affect the estimated fair values.

Fair value estimates discussed herein are based upon certain market assumptions and pertinent information available to management for the respective periods. The respective carrying value of certain financial instruments approximated their fair values due to the short-term nature of these instruments. These financial instruments include cash, short-term notes payable, accounts payable and accrued expenses. The carrying value of long-term debt approximates fair value, as the variable interest rates approximate current market rates. The Company measured its derivative liabilities at fair value on a recurring basis using level 3 inputs.

Fair Value Measurements

ASC 820 “Fair Value Measurements” defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosure about fair value measurements.

The following provides an analysis of financial instruments that are measured subsequent to initial recognition at fair value, grouped into Levels 1 to 3 based on the degree to which fair value is observable:

Level 1- fair value measurements are those derived from quoted prices (unadjusted in active markets for identical assets or liabilities);

Level 2- fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices); and

Level 3- fair value measurements are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs).

Financial instruments classified as Level 1 quoted prices in active markets include cash.

These financial instruments are measured using management’s best estimate of fair value, where the inputs into the determination of fair value require significant management judgment to estimation. Valuations based on unobservable inputs are highly subjective and require significant judgments. Changes in such judgments could have a material impact on fair value estimates.

In addition, since estimates are as of a specific point in time, they are susceptible to material near-term changes. Changes in economic conditions may also dramatically affect the estimated fair values.

Fair value estimates discussed herein are based upon certain market assumptions and pertinent information available to management for the respective periods. The respective carrying value of certain financial instruments approximated their fair values due to the short-term nature of these instruments. These financial instruments include cash, short-term notes payable, accounts payable and accrued expenses. The carrying value of long-term debt approximates fair value, as the variable interest rates approximate current market rates. The Company measured its derivative liabilities at fair value on a recurring basis using level 3 inputs.

Convertible Instruments

Convertible Instruments

The Company evaluates its convertible instruments, such as warrants and convertible notes, to determine if those contracts or embedded components of those contracts qualify as equity instruments, derivative liabilities, or liabilities, to be separately accounted for in accordance with ASC 815 “Derivatives and Hedging” (“ASC 815”) and ASC 480 “Distinguishing Liabilities from Equity” (“ASC 480”). The assessment considers whether the convertible instruments are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the convertible instruments meet all of the requirements for equity classification under ASC 815, including whether the convertible instruments are indexed to the Company’s own ordinary shares and whether the instrument holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of the instrument’s issuance, and as of each subsequent balance sheet date while the instruments are outstanding. If the classification changes as a result of events during the period, the contract is reclassified as of the date of the event that caused the reclassification.

Embedded conversion options and any related freestanding instruments are recorded as a discount to the host instrument. The Company allocates proceeds based on the relative fair values of the debt and equity components. The accounting treatment of derivative financial instruments requires that the Company record embedded conversion options and any related freestanding instruments at their fair values as of the inception date of the agreement and at fair value as of each subsequent balance sheet date. Any change in fair value is recorded in earnings each period as non-operating, non-cash income or expense.

Valuations derived from various models are subject to ongoing internal and external verification and review. The Company determined the fair value of the derivative liability as of December 31, 2023, using the Black-Scholes pricing model for its derivative liability from warrants. The inputs used involve management’s judgment and may impact net loss.

Convertible Instruments

The Company evaluates its convertible instruments, such as warrants and convertible notes, to determine if those contracts or embedded components of those contracts qualify as equity instruments, derivative liabilities, or liabilities, to be separately accounted for in accordance with ASC 815 “Derivatives and Hedging” (“ASC 815”) and ASC 480 “Distinguishing Liabilities from Equity” (“ASC 480”). The assessment considers whether the convertible instruments are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the convertible instruments meet all of the requirements for equity classification under ASC 815, including whether the convertible instruments are indexed to the Company’s own ordinary shares and whether the instrument holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of the instrument’s issuance, and as of each subsequent balance sheet date while the instruments are outstanding. If the classification changes as a result of events during the period, the contract is reclassified as of the date of the event that caused the reclassification.

Embedded conversion options and any related freestanding instruments are recorded as a discount to the host instrument. The Company allocates proceeds based on the relative fair values of the debt and equity components. The accounting treatment of derivative financial instruments requires that the Company record embedded conversion options and any related freestanding instruments at their fair values as of the inception date of the agreement and at fair value as of each subsequent balance sheet date. Any change in fair value is recorded in earnings each period as non-operating, non-cash income or expense.

Valuations derived from various models are subject to ongoing internal and external verification and review. The Company determined the fair value of the derivative liability as of December 31, 2023 using the Black-Scholes pricing model for its derivative liability from warrants. The inputs used involve management’s judgment and may impact net loss.

Redeemable Series B Preferred Stock

Redeemable Series B Preferred Stock

The Company applies the guidance enumerated in ASC 480, when determining the classification and measurement of preferred stock. Preferred stock subject to mandatory redemption, if any, is classified as a liability and is measured at fair value. The Company classifies conditionally redeemable preferred stock, which includes preferred stock that features redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control, as mezzanine equity. At all other times, the Company classifies its preferred stock in stockholders’ equity. The Company subsequently measures mezzanine equity based on whether the instrument is currently redeemable or whether or not it is probable the instrument will become redeemable. Given the assessed probability that the instrument will become redeemable, the Company has elected to adjust the value of the Series B Preferred shares to its maximum redemption amount at each reporting date, including amounts representing dividends not currently declared or paid, but which will be payable under the redemption feature.

The following table illustrates the activity of the Series B Preferred Stock during the six months ended June 30, 2024:

Balance as of December 31, 2023	-

Balance of March 31, 2024	-

Issuance of 422,200 Series B Preferred Stock due to Offering	1,568,895
Accretion of Series B issuances	3,955,916

Issuance of 5,000 Series B Preferred Stock	1,307,696
Accretion of Series B issuances	1,378

Issuance of 100,592 Series B Preferred Stock	65,000
Accretion of Series B issuances	1,082
Balance as of June 30, 2024	6,899,967

Stock-Based Compensation

Stock-Based Compensation

We account for stock awards to employees and non-employees by measuring the cost of services received in exchange for the award of equity instruments based upon the fair value of the award on the date of grant. The fair value of that award is then ratably recognized as expense over the period during which the recipient is required to provide services in exchange for that award.

Stock-Based Compensation

We account for stock awards to employees and non-employees by measuring the cost of services received in exchange for the award of equity instruments based upon the fair value of the award on the date of grant. The fair value of that award is then ratably recognized as expense over the period during which the recipient is required to provide services in exchange for that award.

Revenue Recognition

Revenue Recognition

The Company records revenue based on a five-step model in accordance with FASB ASC 606, Revenue from Contracts with Customers, which requires the following:

1. Identify the contract with a customer.

2. Identify the performance obligations in the contract.

3. Determine the transaction price of the contract.

4. Allocate the transaction price to the performance obligations in the contract.

5. Recognize revenue when the performance obligations are met or delivered.

The Company’s operating revenues are primarily generated from fees charged for the collection and disposal of waste by its Trucking Segment. Revenues are recognized at a point in time immediately after completion of disposal of waste at a landfill or transfer station. Revenues from collection operations are influenced by factors such as collection frequency, type of collection furnished, type and volume or weight of the waste collected, distance to the disposal facility or material recovery facility and disposal costs. Fees charged at transfer stations are generally based on the weight or volume of waste deposited, including the cost of loading, transporting, and disposing of the solid waste at a disposal site. The fees charged for services generally include environmental, fuel charge and regulatory recovery fees, which are intended to pass through to customers as direct and indirect costs incurred. For waste collection and disposal services, the Company invoices its customers with standard 30-day payment terms without any significant financing terms.

The Company’s Digester Segment also recognizes operating revenues from its product sales, such as sales of digester equipment and parts. Performance obligations from product sales are satisfied at the point in time when products are shipped to the customer, which is when the customer has title and control. Therefore, the Company’s product sale contracts have a single performance obligation (shipment of product). The Company primarily receives fixed consideration for sales of products. When revenue is earned on digester equipment related services, such as management advisory fees and digester maintenance and repair services, fees are recognized as the services are performed based on service milestones. The Company offers customers subscriptions to software which aids in the use of its Digester products; software revenue is recognized over time for the course of the subscription. For product sales, the Company invoices its customers with standard 30-day payment terms without any significant financing terms.

The following is a summary of revenue disaggregated by type for the six and three months ended June 30, 2024 and 2023:

	Six Months Ended		Three Months Ended
	June 30,		June 30,
	2024	2023	2024	2023
Product sales and product related services	$885,737	$184,175	$317,569	$184,139
Waste collection and disposal	3,531,196	2,777,397	2,343,614	1,643,106
Total revenue	$4,416,933	$2,961,572	$2,661,183	$1,827,245

Revenue Recognition

The Company records revenue based on a five-step model in accordance with FASB ASC 606, Revenue from Contracts with Customers, which requires the following:

1. Identify the contract with a customer.

2. Identify the performance obligations in the contract.

3. Determine the transaction price of the contract.

4. Allocate the transaction price to the performance obligations in the contract.

5. Recognize revenue when the performance obligations are met or delivered.

The Company’s operating revenues are primarily generated from fees charged for the collection and disposal of waste by its Trucking Segment. Revenues are recognized at a point in time immediately after completion of disposal of waste at a landfill or transfer station. Revenues from collection operations are influenced by factors such as collection frequency, type of collection furnished, type and volume or weight of the waste collected, distance to the disposal facility or material recovery facility and disposal costs. Fees charged at transfer stations are generally based on the weight or volume of waste deposited, including the cost of loading, transporting, and disposing of the solid waste at a disposal site. The fees charged for services generally include environmental, fuel charge and regulatory recovery fees, which are intended to pass through to customers direct and indirect costs incurred. For waste collection and disposal services the Company invoices its customers with standard 30-day payment terms without any significant financing terms.

The Company’s Digester Segment recognizes operating revenues from its product sales, such as sales of digester equipment and parts. Performance obligations from product sales are satisfied at the point in time when products are shipped to the customer, which is when the customer has title and control. Therefore, the Company’s product sale contracts have a single performance obligation (shipment of product). The Company primarily receives fixed consideration for sales of products. When revenue is earned on digester equipment related services, such as management advisory fees and digester maintenance and repair services, fees are recognized as the services are performed based on service milestones. The Company offers customers subscriptions to software which aids in the use of its Digester products; software revenue is recognized over time for the course of the subscription. For product sales, the Company invoices its customers with standard 30-day payment terms without any significant financing terms.

The following is a summary of revenue disaggregated by type for the years ended December 31, 2023 and 2022:

	Years Ended
	December 31,
	2023	2022
Product sales and product related services	$1,396,127	$-
Waste collection and disposal	6,228,457	4,203,112
Total revenue	$7,624,584	$4,203,112

Concentration Risk

Concentration Risk from Revenues

A major customer is defined as a customer that represents 10% or greater of total revenues. The Company does not believe that the concentration risk associated with these customers or vendors will have a materially adverse effect on the business. The Company’s concentration of revenue is as follows:

	Six Months Ended		Three Months Ended
	June 30,		June 30,
	2024	2023	2024	2023
Customer A	16%	42%	14%	34%
Customer B	10%	-*	-*	-*

* Represents amounts less than 10%

Concentration Risk from Accounts Receivable

A major customer is defined as a customer that represents 10% or greater of total accounts receivable, net. The Company does not believe that the risk associated with these customers or vendors will have an adverse effect on the business. The Company’s concentration of accounts receivable is as follows:

	As of June 30, 2024	As of December 31, 2023
Customer A	-*	-*
Customer B	11%	24%

* Represents amounts less than 10%

The Company maintains positive customer relationships and continually expands its customer base, mitigating the impact of any potential concentration risks that exist.

Concentration Risk

The Company performs a regular review of customer activity and associated credit risks.

As of December 31, 2023, four customers accounted for approximately 47% of accounts receivable. As of December 31, 2022, one customer accounted for approximately 63% of accounts receivable.

During the year ended December 31, 2023, one customer accounted for approximately 30% of total revenues generated. During the year ended December 31, 2022, two customers accounted for approximately 52% and 12%, respectively, of total revenues generated.

The Company maintains positive customer relationships and continually expands its customer base, mitigating the impact of any potential concentration risks that exist.

Basic and Diluted (Loss) Income per Share

Basic and Diluted (Loss) Income per Share

Basic net (loss) income per common share is computed by dividing net (loss) income by the weighted average number of vested common shares outstanding during the period. Diluted net (loss) income per common share is computed by dividing net (loss) income by the weighted average number of vested common shares, plus the net impact of common shares (computed using the treasury stock method), if dilutive, resulting from the exercise of dilutive securities. In periods when losses are reported, the weighted-average number of common shares outstanding excludes common stock equivalents because their inclusion would be anti-dilutive. As of June 30, 2024 and 2023, the Company excluded the common stock equivalents summarized below, which entitle the holders thereof to ultimately acquire shares of common stock, from its calculation of earnings per share, as their effect would have been anti-dilutive.

	June 30, 2024	June 30, 2023
Series A Preferred Stock	139,790,000	-
Series B Preferred stock (1)	-	147,013,500
Series C Preferred Stock (2)	-	7,010,000
Restricted Stock Awards	-	5,005,000
Convertible Notes	-	127,031,864
Warrants	55,922,119	108,734
Total common stock equivalents	195,712,119	286,169,098

(1)	On January 10, 2024, the Company redomiciled and its pre-existing Series A class of Preferred Stock and Series B class of Preferred stock were eliminated (Note 1 – Organization and Nature of Operations). The Statement of Changes in Stockholders’ Equity/Member’s Equity for the three and six months ended June 30, 2024 has been retrospectively restated to reflect these changes.

(2)	On January 10, 2024, the Company redomiciled and exchanged all outstanding shares of its pre-existing Series C Preferred Stock for shares of a new class of Series A Preferred Stock (Note 1 – Organization and Nature of Operations). The Statement of Changes in Stockholders’ Equity/Member’s Equity for the three and six months ended June 30, 2024 has been retrospectively restated to reflect this change.

As further described in Note 3 – Business Combinations, under applicable accounting principles, the historical financial results of Titan prior to May 19, 2023 replace the historical financial statements of TraQiQ for the period prior to May 19, 2023. Titan’s equity structure, prior to the combination with TraQiQ, was a limited liability company, resulting in all components of equity attributable to the members being reported within Member’s Equity. Given that Titan was a limited liability company, net loss prior to the reverse acquisition is not applicable for purposes of calculating loss per share.

The Company has assessed the Series A Right to Receive Common Stock (“Series A Rights”) and the Series B Rights to Receive Common Stock (“Series B Rights”) for appropriate balance sheet classification and concluded that the Series A Rights and Series B Rights are freestanding equity-linked financial instruments that meet the criteria for equity classification under ASC 480 and ASC 815. In accordance with ASC 260 Earnings per Share the Company determined that the Series A Rights and Series B Rights should be included in the determination of basic and diluted earnings per share.

Income Taxes and Uncertain Tax Positions

Income Taxes and Uncertain Tax Positions

The Company and its U.S. subsidiaries file a consolidated federal income tax return and are taxed as a C-Corporation, whereby they are subject to federal and state income taxes. The Company accounts for income taxes in accordance with ASC 740, “Income Taxes”. ASC 740 requires an asset and liability approach for financial accounting and reporting for income taxes, established for all the entities a minimum threshold for financial statement recognition of the benefit of tax positions, and requires certain expanded disclosures. The provision for income taxes is based upon income or loss after adjustment for those permanent items that are not considered in the determination of taxable income. Deferred income taxes represent the tax effects of differences between the financial reporting and tax basis of the Company’s assets and liabilities at the enacted tax rates in effect for the years in which the differences are expected to reverse. The Company evaluates the recoverability of deferred tax assets and establishes a valuation allowance when it is more likely than not that some portion or all the deferred tax assets will not be realized. Management makes judgments as to the interpretation of the tax laws that might be challenged upon an audit and cause changes to previous estimates of tax liability. In management’s opinion, adequate provisions for income taxes have been made. If actual taxable income by tax jurisdiction varies from estimates, additional allowances or reversals of reserves may be necessary.

Income Taxes and Uncertain Tax Positions

The Company and its U.S. subsidiaries file a consolidated federal income tax return and is taxed as a C-Corporation, whereby it is subject to federal and state income taxes. The Company accounts for income taxes in accordance with ASC 740, “Income Taxes”. ASC 740 requires an asset and liability approach for financial accounting and reporting for income taxes, established for all the entities a minimum threshold for financial statement recognition of the benefit of tax positions, and requires certain expanded disclosures. The provision for income taxes is based upon income or loss after adjustment for those permanent items that are not considered in the determination of taxable income. Deferred income taxes represent the tax effects of differences between the financial reporting and tax basis of the Company’s assets and liabilities at the enacted tax rates in effect for the years in which the differences are expected to reverse. The Company evaluates the recoverability of deferred tax assets and establishes a valuation allowance when it is more likely than not that some portion or all the deferred tax assets will not be realized. Management makes judgments as to the interpretation of the tax laws that might be challenged upon an audit and cause changes to previous estimates of tax liability. In management’s opinion, adequate provisions for income taxes have been made. If actual taxable income by tax jurisdiction varies from estimates, additional allowances or reversals of reserves may be necessary. The Company’s taxes are subject to examination by taxation authorities for a period of three years.

Advertising and Marketing Costs

Advertising and Marketing Costs

Costs associated with advertising are charged to expense as occurred. For the six months ended June 30, 2024 and 2023, the advertising and marketing costs were $44,593 and $12,560, respectively. For the three months ended June 30, 2024 and 2023, the advertising and marketing costs were $21,194 and $1,209, respectively.

Advertising and Marketing Costs

Costs associated with advertising are charged to expense as occurred. For the years ended December 31, 2023 and 2022 the advertising and marketing costs were $61,724 and $11,336, respectively.

Recently Issued Accounting Standards

Recently Issued Accounting Standards

The Company has reviewed the recent accounting pronouncements issued by the Financial Accounting Standards Board (“FASB”), including its Emerging Issues Task Force, the American Institute of Certified Public Accountants, and the SEC, and determined that these pronouncements do not have a material impact on the Company’s current or anticipated consolidated financial statement presentation or disclosures.

In November 2023, the FASB issued Accounting Standard Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 requires a public entity to disclose significant segment expenses and other segment items on an annual and interim basis and provide in interim periods all disclosures about a reportable segment’s profit or loss and assets that are currently required annually. Additionally, it requires a public entity to disclose the title and position of the Chief Operating Decision Maker (“CODM”). ASU 2023-07 does not change how a public entity identifies its operating segments, aggregates them, or applies the quantitative thresholds to determine its reportable segments. The new standard is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. A public entity should apply the amendments in this ASU retrospectively to all prior periods presented in the financial statements. The Company is currently evaluating the impact that adoption of ASU 2023-07 will have on its financial disclosures.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (ASU 2023-09). ASU 2023-09 requires that an entity, on an annual basis, disclose additional income tax information, primarily related to the rate reconciliation and income taxes paid. The amendment in the ASU is intended to enhance the transparency and decision usefulness of income tax disclosures. The ASU’s amendments are effective for annual periods beginning after December 15, 2024. The Company is currently evaluating the impact that adoption of ASU 2023-09 will have on its financial statements.

Recently Issued Accounting Standards

The Company has reviewed the recent accounting pronouncements issued by the Financial Accounting Standards Board (“FASB”), including its Emerging Issues Task Force, the American Institute of Certified Public Accountants, and the SEC, and determined that these pronouncements do not have a material impact on the Company’s current or anticipated consolidated financial statement presentation or disclosures.

In November 2023, the FASB issued Accounting Standard Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 requires a public entity to disclose significant segment expenses and other segment items on an annual and interim basis and provide in interim periods all disclosures about a reportable segment’s profit or loss and assets that are currently required annually. Additionally, it requires a public entity to disclose the title and position of the Chief Operating Decision Maker (“CODM”). ASU 2023-07 does not change how a public entity identifies its operating segments, aggregates them, or applies the quantitative thresholds to determine its reportable segments. The new standard is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. A public entity should apply the amendments in this ASU retrospectively to all prior periods presented in the financial statements. The Company is currently evaluating the impact that adoption of ASU 2023-07 will have on its financial disclosures.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (ASU 2023-09). ASU 2023-09 requires that an entity, on an annual basis, disclose additional income tax information, primarily related to the rate reconciliation and income taxes paid. The amendment in the ASU is intended to enhance the transparency and decision usefulness of income tax disclosures. The ASU’s amendments are effective for annual periods beginning after December 15, 2024. The Company is currently evaluating the impact that adoption of ASU 2023-09 will have on its financial statements.

Subscriptions Receivable

Subscriptions Receivable

Subscriptions receivable consists of units that have been issued with subscriptions that have not yet been settled. As of December 31, 2023, there were no subscriptions receivable as they were settled during 2023. As of December 31, 2022, there were $200,000, in subscriptions that had not yet settled. Subscriptions receivable are carried at cost which approximates fair value.

Finite Long-lived Intangible Assets, Net

Finite Long-lived Intangible Assets, Net

Finite long-lived intangible assets are recorded at their estimated fair value at the date of acquisition. Finite long-lived intangible assets are amortized on a straight-line basis over their estimated useful lives. Management annually evaluates the estimated remaining useful lives of the finite intangible assets to determine whether events or changes in circumstances warrant a revision to the remaining period of amortization. Titan acquired the finite intangible asset, customer lists, as part of the acquisition of WTI Global, Inc. during the year ended December 31, 2022. The Company also recognized finite intangible intellectual property, noncompete agreement, customer list, and tradename assets from its reverse acquisition with Titan Trucking (Note 3 – Business Combinations).

Finite long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be fully recoverable. An impairment loss is recognized if the sum of the expected long-term undiscounted cash flows the asset is expected to generate is less than its carrying amount. Any write-downs are treated as permanent reductions in the carrying amount of the respective asset. Management assessed and concluded that no impairment write-down would be necessary for finite long-lived intangible assets as of December 31, 2023 and 2022.

The Company amortizes these intangible assets on a straight-line basis over their estimated useful lives, as stated below:

Finite Long-lived Intangible Assets Categories	Estimated Useful Life
Customer Lists	10 Years
Intellectual Property	10 Years
Noncompete agreement	5 Years
Tradenames	10 Years

Recently Adopted Accounting Standards

Recently Adopted Accounting Standards

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments—Credit Losses (“ASU 2016-13”), which requires the measurement of expected credit losses for financial instruments carried at amortized cost, such as accounts receivable, held at the reporting date based on historical experience, current conditions, and reasonable forecasts. The main objective of this ASU is to provide financial statement users with more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. The Company adopted this ASU as of January 1, 2023. The adoption did not have a material impact on the Company’s financial statements.

In August 2020, the FASB issued ASU No. 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40) (“ASU 2020-06”) to simplify accounting for certain financial instruments. ASU 2020-06 eliminates the current models that require separation of beneficial conversion and cash conversion features from convertible instruments and simplifies the derivative scope exception guidance pertaining to equity classification of contracts in an entity’s own equity. The new standard also introduces additional disclosures for convertible debt and freestanding instruments that are indexed to and settled in an entity’s own equity. ASU 2020-06 amends the diluted earnings per share guidance, including the requirement to use the if-converted method for all convertible instruments. ASU 2020-06 is effective for smaller reporting companies with fiscal years beginning after December 15, 2023 and should be applied on a full or modified retrospective basis, with early adoption permitted. The Company adopted ASU 2020-06 effective January 1, 2023. The adoption of ASU 2020-06 did not have an impact on the Company’s financial statements.